employee benefits expense	6 Months Ended
Jun. 30, 2024
employee benefits expense
employee benefits expense
8	employee benefits expense

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Employee benefits expense – gross
Wages and salaries	$1,402	$1,492	$2,790	$3,012
Share-based compensation [1] (Note 14)	50	44	84	98
Pensions – defined benefit (Note 15(a))	17	16	34	31
Pensions – defined contribution (Note 15(b))	32	35	59	63
Restructuring costs [1] (Note 16(a))	79	95	199	143
Employee health and other benefits	60	82	127	137
	1,640	1,764	3,293	3,484
Capitalized internal labour costs, net
Contract acquisition costs (Note 20)
Capitalized	(18)	(23)	(46)	(39)
Amortized	23	23	46	46
Contract fulfilment costs (Note 20)
Capitalized	(9)	(7)	(16)	(11)
Amortized	3	—	4	1
Property, plant and equipment	(78)	(98)	(167)	(198)
Intangible assets subject to amortization	(88)	(91)	(157)	(175)
	(167)	(196)	(336)	(376)
	$1,473	$1,568	$2,957	$3,108

1	For the three-month and six-month periods ended June 30, 2024, $NIL (2023 – $(2)) and $4 (2023 – $NIL), respectively, of share-based compensation in the TELUS technology solutions segment was included in restructuring costs.